Inventories - Schedule of Inventories (Details) - USD ($)	Dec. 31, 2025	Dec. 31, 2024
Schedule of Inventories [Abstract]
Raw materials	$ 5,467,822	$ 11,279,454
Finished goods	2,381,657	1,211,679
Total	$ 7,849,479	$ 12,491,133